Revenue (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue (Details) [Line Items]
Total revenue percentage	60.00%	49.00%
Number of customer	1	2
Two Customers [Member]
Revenue (Details) [Line Items]
Total revenue percentage		10.00%